FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Financial Assets
Balance, beginning of period		$ 19,598
Balance, end of period	$ 21,591	21,591
Financial Liabilities
Balance, beginning of period		102,284
Balance, end of period	108,456	108,456
Level 3
Financial Assets
Balance, beginning of period		869
Balance, end of period	836	836
Financial Liabilities
Balance, beginning of period		2,263
Balance, end of period	2,564	2,564
At fair value | Level 3
Financial Assets
Balance, beginning of period	865	869
Fair value changes in net income	(56)	(106)
Fair value changes in other comprehensive income	1	0
Additions, net of disposals	26	73
Balance, end of period	836	836
Financial Liabilities
Balance, beginning of period	2,597	2,263
Fair value changes in net income	18	(4)
Fair value changes in other comprehensive income	(17)	(18)
Additions, net of disposals	(34)	323
Balance, end of period	$ 2,564	$ 2,564